STOCK-BASED COMPENSATION PLANS - TVA Group outstanding options (Details) - TVA Group stock option plan	12 Months Ended
	Dec. 31, 2021 Option $ / shares	Dec. 31, 2020 Option $ / shares
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	795,000	515,000
Granted (in shares) | Option		310,000
Exercised | Option	(39,999)	0
Cancelled | Option	(385,498)	(30,000)
Balance at end of year | Option	369,503	795,000
Vested options at end of year | Option	48,832	35,000
Balance at beginning of year (in CAD per share)	$ 2.06	$ 2.43
Granted (in CAD per share)		1.40
Exercised (in CAD per share)	2.16	0
Cancelled (in CAD per share)	2.01	1.65
Balance at end of year (in CAD per share)	2.09	2.06
Vested options at end of year (in CAD per share)	$ 4.56	$ 6.85
Weighted average years to maturity	7 years 7 months 6 days
Minimum
STOCK-BASED COMPENSATION PLANS
Exercise price of outstanding options (in CAD per share)	$ 1.40
Maximum
STOCK-BASED COMPENSATION PLANS
Exercise price of outstanding options (in CAD per share)	$ 6.85